Income Tax and Deferred Taxes	12 Months Ended
Dec. 31, 2021
INCOME TAX AND DEFERRED TAXES
Income Tax And Deferred Taxes

18.  INCOME TAX AND DEFERRED TAXES

a)	Income taxes

The following are the components of income tax recorded in the consolidated statements of comprehensive income for the years 2021, 2020 and 2019:

	2021	2020	2019
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	28,269,648	(155,196,656)	(54,904,679)
Adjustments to current tax from the previous period	(773,163)	3,694,656	(2,251,167)
Current tax (expenses) / benefit (related to cash flow hedges)	(109,882,227)	72,354,119	(36,172,878)
Other current tax benefit / (expense)	—	(98,646)	(1,197,052)
Current tax expense, net	(82,385,742)	(79,246,527)	(94,525,776)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	67,247,084	160,551,634	33,297,872
Total deferred tax benefit / (expense)	67,247,084	160,551,634	33,297,872
Income tax expense	(15,138,658)	81,305,107	(61,227,904)

The following table shows the reconciliation of the tax rate as of December 31, 2021, 2020 and 2019:

		2021		2020		2019
Reconciliation of Tax Expense	Tax Rate	ThCh$	Tax Rate	ThCh$	Tax Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		115,848,792		(133,691,942)		377,321,122
Total tax income (expense) using statutory rate	(27.00)%	(31,279,174)	27.00%	36,096,825	(27.00)%	(101,876,703)
Tax effect of rates applied in other countries	0.08%	96,520	0.04%	55,915	0.06%	232,897
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	2.53%	2,931,159	31.79%	42,501,879	11.30%	42,638,986
Tax effect of non-deductible expenses for determining taxable profit (loss)	(10.49)%	(12,156,154)	(7.32)%	(9,790,603)	(2.76)%	(10,399,776)
Tax effect of adjustments to income taxes in previous periods	(0.67)%	(773,163)	2.76%	3,694,656	(0.60)%	(2,251,167)
Price level restatement for tax purposes (investments and equity)	22.48%	26,042,154	6.54%	8,746,435	2.76%	10,427,859
Total adjustments to tax expense using statutory rate	13.93%	16,140,516	33.82%	45,208,282	10.77%	40,648,799
Income tax benefit (expense)	(13.07)%	(15,138,658)	60.82%	81,305,107	(16.23)%	(61,227,904)

The main temporary differences are described below.

b)	Deferred taxes

The origin of and changes in deferred tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
Deferred Taxes Assets/(Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	79,595,812	(297,814,005)	55,197,762	(249,821,145)
Obligations for post-employment benefits	6,221,900	(65,201)	9,581,174	(5,997)
Tax loss	116,355,816	—	46,518,690	—
Provisions	104,211,997	—	91,579,562	—
Decommissioning Provision	50,001,807	—	51,513,634	—
Provision for Civil Contingencies	1,946,340	—	3,991,087	—
Provision for doubtful trade accounts	9,362,865	—	12,544,171	—
Provision of Human Resources accounts	11,902,160	—	8,605,410	—
Other Provisions	30,998,825	—	14,925,260	—
Other Deferred Taxes	19,147,266	(45,369,799)	24,942,402	(38,036,065)
Activation of expenses for issuance of financial debt	—	(11,282,929)	—	(10,691,535)
Gain from Bargain Purchase for Tax Purposes	—	(10,177,907)	—	—
Price-level Adjustment - Argentina	—	(2,160,549)	—	(1,015,095)
Other Deferred Taxes	19,147,266	(21,748,414)	24,942,402	(26,329,435)
Deferred taxes Assets/(Liabilities) before compensation	325,532,791	(343,249,005)	227,819,590	(287,863,207)
Compensation deferred taxes Assets/Liabilities	(145,832,055)	145,832,055	(119,805,645)	119,805,645
Deferred taxes Assets/(Liabilities) after compensation	179,700,736	(197,416,950)	108,013,945	(168,057,562)

		Movements
Recognized in others in comprehensive income	Net balance as of January 1, 2021	Recognized in profit or loss	Recognized in others in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation (1)	(194,623,383)	13,724,680	—	(37,319,490)	—	(218,218,193)
Obligations for post-employment benefits	9,575,177	(48,778)	(3,387,932)	18,232	—	6,156,699
Tax loss	46,518,690	52,345,977	—	17,491,149	—	116,355,816
Provisions	91,579,562	12,215,102	—	417,333	—	104,211,997
Decommissioning Provision	51,513,634	(2,132,573)	—	620,746	—	50,001,807
Provision for Civil Contingencies	3,991,087	(2,044,747)	—	—	—	1,946,340
Provision for doubtful trade accounts	12,544,171	(3,189,704)	—	8,398	—	9,362,865
Provision of Human Resources accounts	8,605,410	3,067,041	—	229,709	—	11,902,160
Other Provisions	14,925,260	16,515,085	—	(441,520)	—	30,998,825
Other Deferred Taxes	(13,093,663)	(10,989,897)	(8)	(709,383)	(1,429,582)	(26,222,533)
Capitalization of expenses for issuance of financial debt	(10,691,535)	(591,394)	—	—	—	(11,282,929)
Gain from Bargain Purchase for Tax Purposes	—	(3,145,494)	—	(404,762)	(6,627,651)	(10,177,907)
Price-level Adjustment - Argentina	(1,015,095)	284,128	—	—	(1,429,582)	(2,160,549)
Other Deferred Taxes	(1,387,033)	(7,537,137)	(8)	(304,621)	6,627,651	(2,601,148)
Deferred taxes Assets/(Liabilities)	(60,043,617)	67,247,084	(3,387,940)	(20,102,159)	(1,429,582)	(17,716,214)

		Movements
Recognized in others in comprehensive income	Net balance as of January 1, 2020	Recognized in profit or loss	Recognized in others in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation (1)	(393,801,615)	191,919,566	—	7,258,666	—	(194,623,383)
Obligations for post-employment benefits	7,738,233	(464,804)	2,308,510	(6,762)	—	9,575,177
Revaluations of financial instruments	456,888	(93,879)	(387,000)	23,991	—	—
Tax loss	81,154,636	(33,611,187)	—	(1,024,759)	—	46,518,690
Provisions	87,275,541	5,091,987	—	(787,966)	—	91,579,562
Decommissioning Provision	44,485,711	7,238,957	—	(211,034)	—	51,513,634
Provision for Civil Contingencies	3,502,161	464,407	—	24,519	—	3,991,087
Provision Contingencies Workers	492,522	(517,792)	—	25,270	—	—
Provision for doubtful trade accounts	14,555,712	(1,995,773)	—	(15,768)	—	12,544,171
Provision of Human Resources accounts	7,859,341	801,863	—	(55,794)	—	8,605,410
Other Provisions	16,380,094	(899,675)	—	(555,159)	—	14,925,260
Other Deferred Taxes	(10,260,085)	(2,290,049)	2,464	2,512	(548,505)	(13,093,663)
Capitalization of expenses for issuance of financial debt	(11,412,738)	721,203	—	—	—	(10,691,535)
Price-level Adjustment - Argentina	(657,871)	191,281	—	—	(548,505)	(1,015,095)
Other Deferred Taxes	1,810,524	(3,202,533)	2,464	2,512	—	(1,387,033)
Deferred taxes Assets/(Liabilities)	(227,436,402)	160,551,634	1,923,974	5,465,682	(548,505)	(60,043,617)

(1) See Note 15, c), iv).

Recovery of deferred tax assets will depend on whether sufficient taxable profits are obtained in the future. The Company’s Management believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

As of December 31, 2021, the Group has accounted for all deferred tax assets associated with its tax losses. The Group has not recognized deferred tax assets related to tax loss carry forwards of ThCh$4,551,790 as of December 31, 2020, (see Note 3.p).

Concerning temporary differences related to investments in consolidated entities and certain joint ventures, the Group has not recognized deferred tax liabilities associated with undistributed profits, in which the position of control exercised by the Group over such consolidated entities allows it to manage the time of their reversal, and it is estimated that they will not be reversed in the near future. The total amount of these taxable temporary differences, for which no deferred tax liabilities have been recognized as of December 31, 2021, amounts to ThCh$1,232,849,769 (ThCh$1,317,729,055 as of December 31, 2020). Additionally, no deferred tax assets have been recorded in relation to the deductible temporary differences associated with investments in consolidated entities and certain joint ventures. Such temporary differences are not expected to be reversed in the foreseeable future or tax gains will not be available for their use. As of December 31, 2021, such deductible temporary differences amount to ThCh$1,433,966,236 (ThCh$999,207,087 as of December 31,2020).

The Group companies are potentially subject to income tax audits by the tax authorities of each country in which the Group operates. Such tax audits are limited to a number of annual tax periods and once these have expired, audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. Tax years potentially subject to examination are 2018 to 2020.

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company’s Management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Group companies’ future results.

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31 2021, 2020 and 2019 are as follows:

	2021			2020			2019
Effects of Income Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with movements in other comprehensive income	31	(8)	23	(9,125)	2,464	(6,661)	(3,673)	992	(2,681)
Cash flow hedge	(406,971,212)	109,882,227	(297,088,985)	267,540,328	(72,741,119)	194,799,209	(139,174,121)	36,883,401	(102,290,720)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	359,797	—	359,797	18982	—	18,982	—	—	—
Foreign currency translation	197,099,813	—	197,099,813	(69,218,245)	—	(69,218,245)	73,114,966	—	73,114,966
Actuarial gains(losses) on defined-benefit pension plans	12,547,898	(3,387,932)	9,159,966	(8,545,834)	2,308,510	(6,237,324)	(7,777,204)	2,099,845	(5,677,359)
Income tax related to components of other income and expenses with a charge or credit in equity	(196,963,673)	106,494,287	(90,469,386)	189,786,106	(70,430,145)	119,355,961	(73,840,032)	38,984,238	(34,855,794)

The following table shows the reconciliation of deferred tax movements between balance sheet and income taxes in other comprehensive income as of December 31, 2021, 2020 and 2019:

	For the years ended December 31,
	2021	2020	2019
Deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	(3,387,940)	1,923,974	2,811,360
Income tax of movements in cash flow hedge transactions	109,882,227	(72,354,119)	36,172,878
Total income tax relating to components of other comprehensive income	106,494,287	(70,430,145)	38,984,238